Cash and Cash Equivalents (Tables)	12 Months Ended
Dec. 31, 2022
Cash and cash equivalents [abstract]
Summary of Cash and Cash Equivalents
As of December 31, 2022 and 2021, cash and cash equivalents were as follows:

	2022		2021
Cash on hand and in banks (1)(2)	Ps.	41,316,304	Ps.	41,520,864
Highly liquid investments (3)	Ps.	23,098,207	Ps.	34,985,583
Total of cash and cash equivalents	Ps.	64,414,511	Ps.	76,506,447
(1)Cash on hand and in banks is primarily composed of cash in banks.
(2)As of December 31, 2021, includes Ps. 15,461,286 in cash allocated to the retirement plan of benefits to employees. These resources are obtained from the collection of Government Bonds that will be transferred exclusively to the Fideicomiso Fondo Laboral Pemex (“Pemex Labor Fund” or “FOLAPE”) for the payment of obligations related to pensions and retirement plans.
(3)Mainly composed of short-term Mexican Government investments.